Revenue Recognition - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue Recognition
Total revenue	$ 73,390	$ 62,565	$ 46,252
United States
Revenue Recognition
Total revenue	51,072	42,993	33,237
International
Revenue Recognition
Total revenue	22,318	19,572	13,015
Devices and accessories
Revenue Recognition
Total revenue	50,263	47,868	38,347
Software and other services
Revenue Recognition
Total revenue	$ 23,127	$ 14,697	$ 7,905